Deferred Charges, net	6 Months Ended
Jun. 30, 2019
Deferred Charges, net
Deferred Charges, net

5     Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2018	$8,962
Additions	13,306
Amortization	(9,237)
As of December 31, 2018	13,031
Additions	1,690
Amortization	(4,254)
As of June 30, 2019	$10,467

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years.  If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.